Employee future benefits (Tables)	9 Months Ended
Sep. 30, 2023
Employee Future Benefits
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Nine months ended September 30, 2023			Year ended December 31, 2022
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	21,657	93	21,750	29,412
Current service cost	89	11	100	142
Interest cost	599	1	600	295
Actuarial gain from changes in financial assumptions	(1,249)	(1)	(1,250)	(5,915)
Benefits paid	(560)	-	(560)	(752)
Impact of foreign exchange rate changes	(295)	(2)	(297)	(1,432)
Balances – End of the period	20,241	102	20,343	21,750

Change in plan assets
Balances – Beginning of the period	10,591	-	10,591	11,927
Interest income from plan assets	296	-	296	120
Employer contributions	25	-	25	45
Employee contributions	7	-	7	10
Benefits paid	(198)	-	(198)	(247)
Remeasurement of plan assets	-	-	-	(641)
Change in asset ceiling	(337)	-	(337)	-
Impact of foreign exchange rate changes	(146)	-	(146)	(623)
Balances – End of the period	10,238	-	10,238	10,591

Net liability of the unfunded plans	10,003	102	10,105	10,787
Net liability of the funded plans	-	-	-	372
Net amount recognized as Employee future benefits	10,003	102	10,105	11,159

Amounts recognized:
In net loss	385	12	397	295
Actuarial gain on defined benefit plans in other comprehensive loss	912	1	913	5,262